Summary of Significant Accounting Policies - Regulated Utilities, Net Assets and Liabilities (Details) (USD $)	0 Months Ended	21 Months Ended																		12 Months Ended
	Nov. 01, 2008	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Regulatory liabilities related to power contracts	Dec. 31, 2010 Regulatory liabilities related to power contracts	Dec. 31, 2011 Regulatory liabilities related to power contracts Minimum	Dec. 31, 2011 Regulatory liabilities related to power contracts Maximum	Dec. 31, 2011 Various other regulatory liabilities	Dec. 31, 2010 Various other regulatory liabilities	Dec. 31, 2011 Requlatory assets related to power contracts	Dec. 31, 2010 Requlatory assets related to power contracts	Dec. 31, 2011 Requlatory assets related to power contracts Minimum	Dec. 31, 2011 Requlatory assets related to power contracts Maximum	Dec. 31, 2011 Service provider contracts	Dec. 31, 2010 Service provider contracts	Dec. 31, 2011 Service provider contracts Minimum	Dec. 31, 2011 Service provider contracts Maximum	Dec. 31, 2011 Various other regulatory assets	Dec. 31, 2010 Various other regulatory assets	Dec. 31, 2011 PUGET SOUND ENERGY, INC.		Dec. 31, 2010 PUGET SOUND ENERGY, INC.		Dec. 31, 2011 PUGET SOUND ENERGY, INC. Cost of removal		Dec. 31, 2010 PUGET SOUND ENERGY, INC. Cost of removal		Dec. 31, 2011 PUGET SOUND ENERGY, INC. Production tax credits		Dec. 31, 2010 PUGET SOUND ENERGY, INC. Production tax credits		Dec. 31, 2011 PUGET SOUND ENERGY, INC. PGA payable	Dec. 31, 2010 PUGET SOUND ENERGY, INC. PGA payable	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Summit purchase option buy-out	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Summit purchase option buy-out	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Deferred credit on gas pipeline capacity	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Deferred credit on gas pipeline capacity	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Deferred credit on gas pipeline capacity Maximum	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Renewable energy credits		Dec. 31, 2010 PUGET SOUND ENERGY, INC. Renewable energy credits		Jun. 30, 2010 PUGET SOUND ENERGY, INC. Renewable energy credits		Mar. 31, 2010 PUGET SOUND ENERGY, INC. Renewable energy credits		Dec. 31, 2011 PUGET SOUND ENERGY, INC. Various other regulatory liabilities	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Various other regulatory liabilities	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Various other regulatory liabilities Maximum	Dec. 31, 2011 PUGET SOUND ENERGY, INC. PGA deferral of unrealized losses on derivative instruments		Dec. 31, 2010 PUGET SOUND ENERGY, INC. PGA deferral of unrealized losses on derivative instruments		Dec. 31, 2011 PUGET SOUND ENERGY, INC. Chelan PUD contract initiation	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Chelan PUD contract initiation	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Storm damage costs electric	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Storm damage costs electric	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Storm damage costs electric Minimum	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Storm damage costs electric Maximum	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Environmental remediation	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Environmental remediation	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Baker Dam licensing operating and maintenance costs	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Baker Dam licensing operating and maintenance costs	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Production tax credits		Dec. 31, 2010 PUGET SOUND ENERGY, INC. Production tax credits		Dec. 31, 2011 PUGET SOUND ENERGY, INC. Deferred Washington Commission AFUDC	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Deferred Washington Commission AFUDC	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Deferred Washington Commission AFUDC Maximum	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Energy conservation costs	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Energy conservation costs	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Energy conservation costs Minimum	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Energy conservation costs Maximum	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Unamortized loss on reacquired debt	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Unamortized loss on reacquired debt	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Unamortized loss on reacquired debt Minimum	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Unamortized loss on reacquired debt Maximum	Dec. 31, 2011 PUGET SOUND ENERGY, INC. White River relicensing and other costs		Dec. 31, 2010 PUGET SOUND ENERGY, INC. White River relicensing and other costs		Dec. 31, 2011 PUGET SOUND ENERGY, INC. Mint Farm ownership and operating costs	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Mint Farm ownership and operating costs	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Investment in Bonneville Exchange power contract	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Investment in Bonneville Exchange power contract	Dec. 31, 2011 PUGET SOUND ENERGY, INC. PCA mechanism		Dec. 31, 2010 PUGET SOUND ENERGY, INC. PCA mechanism		Dec. 31, 2011 PUGET SOUND ENERGY, INC. PURPA electric energy supply contract buyout costs	Dec. 31, 2010 PUGET SOUND ENERGY, INC. PURPA electric energy supply contract buyout costs	Dec. 31, 2011 PUGET SOUND ENERGY, INC. PGA receivable	Dec. 31, 2010 PUGET SOUND ENERGY, INC. PGA receivable	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Various other regulatory assets	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Various other regulatory assets
Regulatory Assets and Liabiliaties
Rate of Return	8.25%	8.10%
After-Tax Return	7.00%	6.90%
Net regulatory assets and liabilities
Net Regulatory Assets, Remaining Amortization Period						1 year	41 years					1 year	26 years			1 year	2 years															1 year		9 years				6 years 10 months											4 years 6 months					20 years				2 years	7 years			47 years								26 years			1 year	2 years			1 year	40 years					13 years 4 months		5 years 6 months
Regulatory Assets		$ 901,545,000	$ 1,048,589,000							$ 46,202,000	$ 116,116,000			$ 5,751,000	$ 15,933,000			$ 1,449,000	$ 28,926,000	$ 848,143,000	[1]	$ 887,614,000	[1]																											$ 200,893,000	[2]	$ 149,681,000	[2]	$ 140,580,000	$ 133,888,000	$ 87,303,000	$ 103,630,000			$ 65,167,000	$ 62,240,000	$ 63,272,000	$ 63,459,000	$ 61,344,000	[2]	$ 73,337,000	[2]	$ 56,315,000	$ 53,378,000		$ 35,111,000	$ 48,367,000			$ 33,023,000	$ 18,304,000			$ 30,993,000	[2]	$ 32,260,000	[2]	$ 26,582,000	$ 29,364,000	$ 19,396,000	$ 22,923,000	$ 6,818,000	[2]	$ 15,618,000	[2]	$ 0	$ 40,629,000	$ 0	$ 5,992,000	$ 21,346,000	$ 34,544,000
Regulatory Liabilities		(955,001,000)	(1,065,156,000)	(582,836,000)	(759,220,000)			(5,318,000)	(9,052,000)											(366,847,000)	[1]	(296,884,000)	[1]	(219,087,000)	[3]	(193,765,000)	[3]	(93,618,000)	[4]	(20,186,000)	[4]	(25,940,000)	0	(13,913,000)	(15,488,000)	(7,987,000)	(13,310,000)		(2,780,000)	[2]	(48,493,000)	[2]	(3,300,000)	[2]	(21,100,000)	[2]	(3,522,000)	(5,642,000)
Net Regulatory Assets		(53,456,000)	(16,567,000)																	481,296,000		590,730,000
Accumulated depreciation reclassified to a regulatory liability																				$ 219,100,000		$ 193,800,000

[1]	Puget Energy’s regulatory assets and liabilities include purchase accounting adjustments as a result of the merger. For additional information, see Note 3.
[2]	Amortization periods vary depending on timing of underlying transactions or awaiting regulatory approval in a future Washington Utilities and Transportation Commission (Washington Commission) rate proceeding.
[3]	The balance is dependent upon the cost of removal of underlying assets and the life of utility plant.
[4]	Amortization will begin once PTCs are utilized by PSE on its tax return.